Summary of Significant Accounting Policies - Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 79,529	$ 58,581	$ 309,364	$ 242,860	$ 196,943
United States
Disaggregation of Revenue [Line Items]
Revenue	65,424	51,967	265,049	227,091	141,073
Rest of World
Disaggregation of Revenue [Line Items]
Revenue	$ 14,105	$ 6,614	$ 44,315	$ 15,769	$ 55,870